SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of presentation:

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. ("U.S. GAAP").

b.	Use of estimates:

The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company evaluates its assumptions on an ongoing basis. The Company’s management believes that the estimates, judgment, and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

c.	Financial statements in U.S. dollars:

A majority of the revenues of the Company and certain of its subsidiaries are generated in U.S. dollars ("dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs is incurred in dollars. Since management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate and considers the non-U.S. subsidiaries to be a direct, integral extension of the parent company's operations, the dollar is its functional and reporting currency.

Accordingly, amounts in currencies other than U.S dollars have been re-measured in accordance with ASC topic 830, "Foreign Currency Matters" ("ASC 830") as follows:

Monetary balances - at the exchange rate in effect on the balance sheet date. Consolidated statements of operations items - average exchange rates prevailing during the year.

All exchange gains and losses from the re-measurement mentioned above are reflected in the statement of operations in financial expenses and others, net.

The financial statements of the Company's Brazilian subsidiary, whose functional currency is not the dollar, have been re-measured and translated into dollars. All amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of operations have been translated into the dollar using the average exchange rate for the relevant periods. The resulting translation adjustments are reported as a component of accumulated other comprehensive income (loss) in shareholders' equity.

d.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries ("the Group"). Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

e.	Cash equivalents:

Cash equivalents include short-term unrestricted, highly liquid investments that are readily convertible to cash and with original maturities of three months or less, at acquisition.

f.	Short term bank deposits:

Short-term bank deposits are deposits with an original maturity of more than three months and less than year from the date of investment and which do not meet the definition of cash equivalents. Such deposits are stated at cost which approximates fair values.

g.	Long-term bank deposits:

Long-term bank deposits are deposits with an original maturity of more than twelve months from the date of investment and which do not meet the definition of cash equivalents.

h.	Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, discontinued products, and for market prices lower than cost, if any.

The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions) and the age of the inventory. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, if required the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory.

Inventory includes costs of products delivered to customers and not recognized as cost of sales, where revenues in the related arrangements were not recognized.

Cost is determined for all types of inventory using the moving average cost method plus indirect costs.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers, manufacturing and peripheral equipment	6 – 33
Office furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

j.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC topic 360," Property Plant and Equipment", ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During 2017, 2018 and 2019, no impairment losses have been recognized.

k.	Income taxes:

The Company account for income taxes in accordance with ASC topic 740, "Income Taxes", ("ASC 740"). This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and for carry forward losses deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized. For more information see note 14e.

The Company accounts for uncertain tax positions in accordance with ASC No. 740, "Income Taxes", ("ASC 740"). ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company elected to classify interest expenses and penalties recognized in the financial statements as income taxes. For more information see note 14i.

l.	Intangible assets, net:

Intangible assets consist of technology and incurred software development costs capitalized in accordance with ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed".

Intangible assets that are considered to have definite useful life are amortized using the straight-line basis over their estimated useful lives.

m.	Revenue recognition:

The Company recognizes revenue when (or as) it satisfies performance obligations by transferring promised products or services to its customers in an amount that reflects the consideration the Company expects to receive. The Company applies the following five steps: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when a performance obligation is satisfied.

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with a customer. For each contract, the Company considers the promise to transfer tangible products, network roll-out, professional services and customer support, each of which are distinct, to be the identified performance obligations. In determining the transaction price, the Company evaluates whether the price is subject to rebates and adjustments to determine the net consideration to which the Company expects to receive. As the Company’s standard payment terms are less than one year, the contracts have no significant financing component. The Company allocates the transaction price to each distinct performance obligation based on their relative standalone selling price. Revenue from tangible products is recognized at a point in time when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied).

The revenues from customer support and extended warranty is recognized ratably over the contract period and the costs associated with these contracts are recognized as incurred. Revenues from network roll-out and professional services are recognized when the Company's performance obligation is satisfied, usually upon customer acceptance.

The Company accounts for rebates and stock rotations provided to customers as variable consideration, based on historical analysis of credit memo data, rebate plans and stock rotation arrangements, as a deduction from revenue in the period in which the revenue is recognized.

n.        Research and development expenses, net:

Research and development expenses, net of government grants, are charged to the statement of operations as incurred, except for development expenses which were capitalized in accordance with ASC 985-20 "Software – Costs of Software to be Sold, Leased, or Marketed" (see l above).

o.	Warranty costs:

The Company generally offers a standard limited warranty, including parts and labor for an average period of 1-3 years for its products. The Company estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company's warranty liability include the number of installed units, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary.

The Company recorded income (expenses) from decrease (increase) of warranty provision for the years ended December 31, 2017, 2018 and 2019 in the amount of $ 437, $ (83) and $ 654, respectively. As of December 31, 2018 and 2019, the warranty provision was $ 2,106 and $ 1,452, respectively.

p.	Derivative instruments:

The Company has instituted a foreign currency cash flow hedging program using foreign currency forward contracts ("derivative instruments") in order to hedge the exposure to variability in expected future cash flows resulting from changes in related foreign currency exchange rates. These transactions are designated as cash flow hedges, as defined under ASC topic 815, "Derivatives and Hedging".

ASC 815 requires companies to recognize all of their derivative instruments as either assets or liabilities in the financial statements at fair value. The Company measured the fair value of the contracts in accordance with ASC topic 820, "Fair value Measurement and Disclosures" at Level 2 (see also note 2v). The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. For derivative instruments that don’t meet the definition of a hedge, the changes in the fair value are included immediately in earnings in “Financial expenses and others, net”, in each reporting period.

The Company's cash flow hedging program is to hedge against the risk of overall changes in cash flows resulting from forecasted foreign currency of salary and rent payments during the year. The Company hedges portions of its forecasted expenses denominated in NIS with forward exchange contracts.

q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits and trade receivables.

The majority of the Company's cash and cash equivalents are maintained in U.S. dollar. Generally, these cash and cash equivalents and deposits may be redeemed upon demand. Management believes that the financial institutions that hold the Company's and its subsidiaries' cash and cash equivalents are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these assets.

The Company's trade receivables are geographically diversified and derived from sales to customers all over the world. The Company and its subsidiaries generally do not require collateral; however, in certain circumstances, the Company and its subsidiaries may require letters of credit, additional guarantees or advance payments.

The Company and its subsidiaries perform ongoing credit evaluations of their customers and insure certain trade receivables under credit insurance policies.

r.          Allowance for doubtful debt:

An allowance for doubtful accounts is determined with respect to specific receivables, of which the collection may be doubtful. The Company charges off receivables when they are deemed uncollectible.

s.          Transfers of financial assets:

ASC 860 "Transfers and Servicing", ("ASC 860"), establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company's arrangements are such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale. The transfers of financial assets are typically performed by the factoring of receivables to two financial institutions.

As of December 31, 2018 and 2019, the Company sold trade receivables to several different financial institutions in a total net amount of $ 6,968 and $ 10,422, respectively. Control and risk of those trade receivables were fully transferred in accordance with ASC 860.

During the years ended on December 31, 2017, 2018 and 2019, the Company recorded amounts of $ 553, $ 585 and $ 506, respectively, as financial expense related to its factoring arrangements.

t.	Severance pay:

The Company's severance pay liability for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees in Israel is covered by monthly deposits with pension funds, insurance policies and an accrual. The value of the funds deposited into pension funds and insurance policies is recorded as an asset - severance pay fund - in the Company's balance sheet.

The severance pay fund includes the deposited funds and accumulated adjustments to the Israeli Consumer Price Index up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds in insurance policies, is based on the cash surrendered value of these policies, and includes profits / losses.

Starting April 2009, the Company's agreements with new employees in Israel are under section 14 of the Severance Pay Law -1963. The Company's contributions for severance pay shall replace its severance obligation, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

As of December 2018 and 2019, accrued severance pay amounted to $ 7,409 and $ 8,539 respectively. Severance expense for the years ended December 31, 2017, 2018 and 2019, amounted to approximately $ 1,852, $ 2,107 and $ 2,336, respectively.

The Company accounts, for its obligations for pension and other postretirement benefits in accordance with ASC 715, "Compensation - Retirement Benefits". For more information refer to note 10.

u.        Accounting for stock-based compensation:

ASC topic 718, "Compensation - Stock Compensation", ("ASC 718"), requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

the Company estimates the fair value of stock options granted under ASC 718 using the binomial model with the following weighted-average assumptions for 2017, 2018 and 2019:

	December 31,
	2017	2018	2019

Dividend yield	0%	0%	0%
Volatility	53%-69%	53%-62%	53%-65%
Risk free interest	0.8%-2.2%	1.8%-2.9%	1.2%-2.7%
Early exercise multiple	2.10-2.20	2.00-2.30	1.30-2.30

Risk-free interest rates are based on the yield from U.S. Treasury zero-coupon bonds with a term equivalent to the contractual life of the options; volatility of price of the Company's shares based upon actual historical stock price movements. The Early exercise factor is representing the value of the underlying stock as a multiple of the exercise price of the option which, if achieved, results in exercise of the option.

Early exercise multiple is based on actual historical exercise activity. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding.

The Company recognizes compensation expense using the accelerated method for all awards ultimately expected to vest. Estimated forfeitures are based on historical pre-vesting forfeitures and on management's estimates. ASC topic 718 requires forfeitures to be estimated and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

v.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables, other accounts receivable, trade payables, and other accounts payable and accrued expenses approximate their fair values due to the short-term maturities of such instruments.

The derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

w.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders.

The components of accumulated other comprehensive income - (“AOCI”) were as follows:

	Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total

Balance as of January 1, 2019	$(584)	$(8,624)	$(9,208)

Other comprehensive income before reclassifications	1,797	(360)	1,437
Amounts reclassified from AOCI	(895)	-	(895)

Other comprehensive income	902	(360)	542

Balance as of December 31, 2019	$318	$(8,984)	$(8,666)

The effects on net income of amounts reclassified from AOCI for the year ended December 31, 2019 derive from realized gains on cash flow hedges, included in operating expenses.

x.        Treasury shares:

The Company repurchased its ordinary shares on the open-market and holds such shares as Treasury shares. The Company presents the cost of repurchased treasury shares as a reduction of shareholders' equity.

y.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC topic 260, "Earnings Per Share" ("ASC 260").

The total weighted average number of shares related to the outstanding options and RSU's excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect was 4,668,032, 2,426,689 and 3,473,312 for the years ended December 31, 2017, 2018 and 2019, respectively.

z.        Equity method investment

 Investments in companies that are not controlled but over which the Company can exercise significant influence are presented using the equity method of accounting.

aa.      Impact of recently issued Accounting Standards:

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The standard requires lessees to recognize almost all leases on the balance sheet as a right-of-use (“ROU”) asset and a lease liability and requires leases to be classified as either an operating or a finance type lease. The standard excludes leases of intangible assets or inventory.

The standard became effective for the Company beginning January 1, 2019. The adoption of the standard had material impact of the Company`s consolidated balance sheets due to the recognition of the ROU assets and lease liabilities related to the Company`s operating leases. The standard did not have a material impact on the Company`s results of operations or cash flows. See Note 12 “Leases” for details about the impact from adopting the new lease standard and other required disclosures.

In August 2017, the FASB issued ASU No. 2017-12 (Topic 815) Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities, which expands an entity's ability to hedge financial and nonfinancial risk components and amends how companies assess effectiveness as well as changes the presentation and disclosure requirements. The new standard is to be applied on a modified retrospective basis and is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company adopted the provisions of this update as of January 1, 2019 with no material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which will result in the more timely recognition of losses. The new accounting standard will be effective for the fiscal year beginning on January 1, 2020, including interim periods within that year. The Company does not expect this ASU to have a material impact on its consolidated financial statements and related disclosures.

ab.	Fair value measurement:

The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments:

	December 31, 2019
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$260	$260

Total Assets	$260	$260

	December 31, 2018
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(1,028)	$(1,028)

Total liabilities	$(1,028)	$(1,028)